Property, Plant and Equipment	12 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Property, Plant and Equipment

5. Property, Plant and Equipment

Property, Plant and Equipment, net consisted of the following at the dates indicated below:

	As of June 30,
	2026	2025
Plant and equipment	$1,345,592	$1,528,383
Furniture and fittings	41,672	64,646
Building	2,412,234	2,466,715
Land	1,089,426	1,114,030
Leasehold improvements	1,438,379	1,446,324
Construction in progress	865,599	—
Subtotal	7,192,902	6,620,098
Less: accumulated depreciation	(2,145,283)	(2,111,854)
Total property, plant, and equipment, net	$5,047,619	$4,508,244

Depreciation expense for the years ended June 30, 2026, 2025, and 2024 was $390,345, $508,875, and $493,710, respectively, and is included in general and administrative expense in the consolidated statements of operations and comprehensive income.